PORTFOLIO OF INVESTMENTS – as of December 31, 2020 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 96.1% of Net Assets
	Aerospace & Defense – 3.2%
216,060	AeroVironment, Inc.(a)	$18,775,614
1,337,628	Kratos Defense & Security Solutions, Inc.(a)	36,691,136
399,994	Mercury Systems, Inc.(a)	35,223,472

		90,690,222

	Air Freight & Logistics – 1.0%
900,942	Air Transport Services Group, Inc.(a)	28,235,522

	Auto Components – 4.0%
236,590	Dorman Products, Inc.(a)	20,540,744
300,559	Fox Factory Holding Corp.(a)	31,772,092
226,838	Gentherm, Inc.(a)	14,794,374
390,522	Patrick Industries, Inc.	26,692,179
617,557	Stoneridge, Inc.(a)	18,668,748

		112,468,137

	Banks – 0.2%
137,895	Ameris Bancorp	5,249,663

	Beverages – 0.6%
1,101,765	Primo Water Corp.	17,275,675

	Biotechnology – 10.6%
205,239	Blueprint Medicines Corp.(a)	23,017,554
323,911	ChemoCentryx, Inc.(a)	20,056,569
791,689	Dicerna Pharmaceuticals, Inc.(a)	17,440,909
830,770	Halozyme Therapeutics, Inc.(a)	35,482,187
458,981	Insmed, Inc.(a)	15,279,478
417,594	Natera, Inc.(a)	41,558,955
333,437	PTC Therapeutics, Inc.(a)	20,349,660
531,696	Rocket Pharmaceuticals, Inc.(a)	29,158,209
334,418	SpringWorks Therapeutics, Inc.(a)	24,251,993
615,594	Veracyte, Inc.(a)	30,127,170
439,553	Xencor, Inc.(a)	19,177,697
452,924	Y-mAbs Therapeutics, Inc.(a)	22,424,267

		298,324,648

	Building Products – 4.6%
476,953	AAON, Inc.	31,779,379
506,166	Advanced Drainage Systems, Inc.	42,305,354
431,456	Trex Co., Inc.(a)	36,121,496
347,075	UFP Industries, Inc.	19,280,016

		129,486,245

	Capital Markets – 3.6%
847,700	AssetMark Financial Holdings, Inc.(a)	20,514,340
553,992	Focus Financial Partners, Inc., Class A(a)	24,098,652
318,441	Hamilton Lane, Inc., Class A	24,854,320

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
424,341	PJT Partners, Inc., Class A	$31,931,660

		101,398,972

	Commercial Services & Supplies – 2.0%
531,929	Casella Waste Systems, Inc., Class A(a)	32,953,002
359,321	McGrath RentCorp	24,110,439

		57,063,441

	Construction & Engineering – 1.0%
1,227,246	WillScot Mobile Mini Holdings Corp.(a)	28,435,290

	Diversified Consumer Services – 1.5%
316,998	Arco Platform Ltd., Class A(a)	11,250,259
626,048	frontdoor, Inc.(a)	31,433,870

		42,684,129

	Electronic Equipment, Instruments & Components – 2.9%
304,485	Itron, Inc.(a)	29,200,111
600,687	nLight, Inc.(a)	19,612,431
279,336	Novanta, Inc.(a)	33,023,102

		81,835,644

	Food Products – 3.0%
420,783	Freshpet, Inc.(a)	59,746,978
790,533	Simply Good Foods Co. (The)(a)	24,791,115

		84,538,093

	Health Care Equipment & Supplies – 5.1%
532,802	AtriCure, Inc.(a)	29,661,087
540,888	Axonics Modulation Technologies, Inc.(a)	27,001,129
132,553	CONMED Corp.	14,845,936
443,478	CryoPort, Inc.(a)	19,459,815
432,988	NuVasive, Inc.(a)	24,390,214
361,408	STAAR Surgical Co.(a)	28,630,742

		143,988,923

	Health Care Providers & Services – 5.0%
33,082	Addus HomeCare Corp.(a)	3,873,571
142,919	Amedisys, Inc.(a)	41,922,430
428,511	BioTelemetry, Inc.(a)	30,887,073
311,460	HealthEquity, Inc.(a)	21,711,877
199,596	LHC Group, Inc.(a)	42,577,819

		140,972,770

	Health Care Technology – 2.4%
227,199	Inspire Medical Systems, Inc.(a)	42,733,860
468,240	Phreesia, Inc.(a)	25,406,702

		68,140,562

	Hotels, Restaurants & Leisure – 2.6%
202,371	Papa John’s International, Inc.	17,171,179
325,895	Texas Roadhouse, Inc.	25,471,953

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
231,737	Wingstop, Inc.	$30,716,740

		73,359,872

	Insurance – 3.2%
399,560	Goosehead Insurance, Inc., Series A	49,849,106
199,964	Kinsale Capital Group, Inc.	40,018,795

		89,867,901

	Internet & Direct Marketing Retail – 0.8%
298,554	Shutterstock, Inc.	21,406,322

	IT Services – 5.7%
551,680	EVERTEC, Inc.	21,692,058
194,934	Globant S.A.(a)	42,419,588
760,679	KBR, Inc.	23,527,801
192,358	ManTech International Corp., Class A	17,108,320
890,024	NIC, Inc.	22,989,320
457,219	WNS Holdings Ltd., ADR(a)	32,942,629

		160,679,716

	Leisure Products – 0.8%
373,062	Malibu Boats, Inc., Class A(a)	23,293,991

	Life Sciences Tools & Services – 3.8%
719,503	NeoGenomics, Inc.(a)	38,738,041
288,415	PRA Health Sciences, Inc.(a)	36,178,778
165,001	Repligen Corp.(a)	31,619,142

		106,535,961

	Machinery – 3.1%
447,404	Kornit Digital Ltd.(a)	39,877,119
151,261	Proto Labs, Inc.(a)	23,203,437
140,834	RBC Bearings, Inc.(a)	25,214,919

		88,295,475

	Media – 0.8%
403,184	TechTarget, Inc.(a)	23,832,206

	Pharmaceuticals – 2.1%
1,106,672	Aerie Pharmaceuticals, Inc.(a)	14,951,139
121,941	GW Pharmaceuticals PLC, Sponsored ADR(a)	14,073,211
503,359	Pacira BioSciences, Inc.(a)	30,121,002

		59,145,352

	Professional Services – 0.7%
353,801	Huron Consulting Group, Inc.(a)	20,856,569

	Semiconductors & Semiconductor Equipment – 6.9%
278,846	Advanced Energy Industries, Inc.(a)	27,039,697
848,067	FormFactor, Inc.(a)	36,483,842
695,457	MACOM Technology Solutions Holdings, Inc.(a)	38,277,953
564,687	MaxLinear, Inc.(a)	21,565,397

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
1,254,376	Rambus, Inc.(a)	$21,901,405
240,644	Silicon Laboratories, Inc.(a)	30,643,607
371,590	Silicon Motion Technology Corp., ADR	17,892,058

		193,803,959

	Software – 10.7%
225,972	Blackline, Inc.(a)	30,140,145
412,775	Envestnet, Inc.(a)	33,967,255
498,929	Mimecast Ltd.(a)	28,359,124
347,054	Q2 Holdings, Inc.(a)	43,912,743
490,453	Rapid7, Inc.(a)	44,219,242
410,495	RealPage, Inc.(a)	35,811,584
391,959	SVMK, Inc.(a)	10,014,552
706,008	Tenable Holdings, Inc.(a)	36,895,978
233,209	Varonis Systems, Inc.(a)	38,155,325

		301,475,948

	Specialty Retail – 1.2%
726,985	National Vision Holdings, Inc.(a)	32,925,151

	Textiles, Apparel & Luxury Goods – 1.1%
253,206	Columbia Sportswear Co.	22,125,140
288,168	Steven Madden Ltd.	10,178,094

		32,303,234

	Trading Companies & Distributors – 1.9%
344,477	SiteOne Landscape Supply, Inc.(a)	54,644,387

	Total Common Stocks (Identified Cost $1,708,395,277)	2,713,213,980

Principal Amount
Short-Term Investments – 4.6%
$129,397,588	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2020 at 0.000% to be repurchased at $129,397,588 on 1/04/2021 collateralized by $131,985,600 U.S.Treasury Note, 0.125% due 12/31/2022 valued at $131,985,601 including accrued interest(b) (Identified Cost $129,397,588)	129,397,588

	Total Investments – 100.7% (Identified Cost $1,837,792,865)	2,842,611,568
	Other assets less liabilities – (0.7)%	(18,924,362)

	Net Assets – 100.0%	$2,823,687,206

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,713,213,980	$—	$—	$2,713,213,980
Short-Term Investments	—	129,397,588	—	129,397,588

Total	$2,713,213,980	$129,397,588	$—	$2,842,611,568

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2020 (Unaudited)

Software	10.7%
Biotechnology	10.6
Semiconductors & Semiconductor Equipment	6.9
IT Services	5.7
Health Care Equipment & Supplies	5.1
Health Care Providers & Services	5.0
Building Products	4.6
Auto Components	4.0
Life Sciences Tools & Services	3.8
Capital Markets	3.6
Aerospace & Defense	3.2
Insurance	3.2
Machinery	3.1
Food Products	3.0
Electronic Equipment, Instruments & Components	2.9
Hotels, Restaurants & Leisure	2.6
Health Care Technology	2.4
Pharmaceuticals	2.1
Commercial Services & Supplies	2.0
Other Investments, less than 2% each	11.6
Short-Term Investments	4.6

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%